INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INTELLECTUAL PROPERTY

	Patents	Customer Relationships	Brand	Software (1)	Goodwill	Total
Cost
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022 and September 30, 2023	$41,931	$197,000	$-	$123,683	$-	$362,614

Accumulated amortization
Balance at December 31, 2021	$41,931	$60,414	$3,450	$114,235	$-	$220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	41,931	87,731	-	53,151	-	182,813
Charge for the period	-	16,389	-	10,580	-	26,969
Balance at September 30, 2023	$41,931	$104,120	$-	$63,731	$-	$209,782

Net book value:
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801
September 30, 2023	$-	$92,880	$-	$59,952	$-	$152,832

(1)	Software acquired via acquisition of Vital and Dronelogics.